Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue by Timing of Revenue Recognition (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Timing of revenue recognition
Revenue	$ 1,561,884	$ 1,055,191	$ 3,441,177	$ 2,252,805	$ 14,618,184	$ 10,421,352
Transferred over Time [Member]
Timing of revenue recognition
Revenue	0	0	0	0	4,272,832	5,129,440
Transferred at Point in Time [Member]
Timing of revenue recognition
Revenue	$ 1,561,884	$ 1,055,191	$ 3,441,177	$ 2,252,805	$ 10,345,352	$ 5,291,912